MAJOR CUSTOMERS (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Credit Concentration Risk [Member] | Sales Revenue, Net [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	51.00%	63.00%	45.00%